Share Capital	12 Months Ended
Oct. 31, 2021
Share Capital
Share Capital

19.	Share Capital

The Company is authorized to issue an unlimited number of common shares at no par value and an unlimited number of preferred shares issuable in series.

During the year ended October 31, 2021, the following share transactions occurred:

19.1	The Company issued 534,294 common shares with a fair value of $95,294 for employment compensation, director services and consulting services.

19.2	On February 5, 2021, the Company closed a non-brokered private placement of an aggregate total of 10,231,784 common shares with a fair value of $1,225,000. The private placement was raised in two tranches. In the first tranche, 2,031,784 common shares were issued for proceeds of $200,000. In the second tranche, 8,200,000 common shares and 8,200,000 warrants to purchase one common share were issued for proceeds of $1,025,000. All proceeds of the private placement were allocated to share capital, and costs of $15,148 incurred for this private placement were allocated to share capital.

19.3	The Company issued 25,000 shares with a fair value of $2,103 in order to extend an option payment as part of the Company’s acquisition of Golden Harvests (Note 8).

19.4	On January 14, 2021, the Company agreed to issue 400,000 shares with a fair value of $36,310 to a lender of Golden Harvests to support Golden Harvests’ business development.

19.5	The Company issued 600,000 common shares with an aggregate fair value of $107,461 to make payments towards the acquisition of Golden Harvests Of the 600,000 common shares issued, 200,000 common shares were issued to satisfy a milestone payment; 200,000 common shares were issued to satisfy a milestone payment; and 200,000 common shares were issued to extend the due date of a milestone payment.

19.6	On March 5, 2021, The Company announced the completion of a brokered private placement offering through the issuance of an aggregate of 21,056,890 special warrants (each a “Special Warrant”) at a price of CAD$0.225 (the “Issue Price”) per Special Warrant for aggregate gross proceeds of approximately $3.7 million (CAD$4,737,800) (the “Offering”). Each Special Warrant entitled the holder thereof to receive, for no additional consideration, one unit of the Company (each, a “Unit”) on the exercise or deemed exercise of the Special Warrant. Each Unit was comprised of one common share of the Company and one warrant to purchase one common share of the Company. Each Special Warrant entitled the holder to receive upon the exercise or deemed exercise thereof, at no additional consideration, 1.10 Units (instead of one (1) Unit), if the Company had not received a receipt for a final short form prospectus qualifying distribution of the common shares and warrants (the “Qualifying Prospectus”) from the applicable securities regulatory authorities (the “Securities Commissions”) on or before April 5, 2021.

Each Special Warrant was to be deemed exercised on the date that was the earlier of: (i) the date that was three (3) days following the date on which the Company obtained receipt from the Securities Commissions for the Qualifying Prospectus underlying the Special Warrants and (ii) July 6, 2021. The Company obtained receipt for the Qualifying Prospectus on April 26, 2021. Accordingly, on April 30, 2021, the Company issued 23,162,579 Units, comprised of 23,162,579 common shares and 23,162,579 warrants to purchase one common share. The warrants entitle the holder to purchase one common share at an exercise price of CAD$0.30 for a period of two years.

Proceeds of $3,738,564 and expenses of $485,722 were allocated to share capital; also allocated to share capital were the expenses for fair value of Agent Warrants (Note 20) of $210,278.

19.7	The holders of convertible debentures (Note 15) converted an aggregate total of convertible debenture principal of $1,042,951 (CAD$1,311,111) at CAD$0.125 per share into 10,488,884 common shares with an aggregate fair value of $916,290. The value of derivative liabilities settled with the conversions allocated to equity was $1,833,731.

During the year ended October 31, 2020, the following share transactions occurred:

19.8	The Company issued 15,000,000 equity units (each unit comprised of one common share and one warrant to purchase one common share) to PBIC, of which $564,147 was recorded in share capital and $520,188 was allocated to warrants (Note 19.8). Issuance costs of $11,508 were recognized in share capital and $5,083 in contributed surplus. The net proceeds from this issuance were $1,067,744.

In addition, PBIC and the Company entered into subscriptions agreements to exchange each other’s shares (the “Share Swap”). In connection with the Share-Swap agreement, the Company issued 15,000,000 common shares resulting in an aggregate fair value of $848,011.

As part of the Share Swap, each of PBIC and Grown Rogue have signed a voting and resale agreement providing that each party will be required to vote the shares acquired under the Share Swap as recommended by the other party and will be restricted from trading the shares for a period of 18 months.

The private placement agreement with PBIC gives PBIC the pre-emptive right to participate in future offerings of the Company to maintain its ownership share of the Company. In addition, the Company has agreed to nominate one board member of the Company as recommended by PBIC at future shareholder meetings and the ability, if PBIC does not have its nominee on Grown Rogue’s board of directors, to appoint a board observer.

19.9	Issuance of 200,000 common shares, with a fair value of $12,812, issued to the owner of Golden Harvests (Note 8).

19.10	Issued 1,153,095 common shares, of which 1,038,095 represented convertible debt conversions with a value of $112,863 (Note 15.2) and 115,000 shares, with a value of $9,746, which represented consideration for long-term debt.

19.11	As consideration for services provided, the Company issued 2,300,000 common shares with a fair value of $163,543.

19.12	The Company issued 909,386 shares to employees for compensation with a fair value of $76,797.

During the year ended October 31, 2019, the following share transactions occurred:

19.13	In connection with the Transaction disclosed in Note 2, the Company completed a consolidation of its common shares on the basis of 1.4 pre-consolidated common shares for 1 post consolidated common shares. Following this consolidation, the Company had 3,773,689 common shares outstanding.

19.14	In connection with the Transaction disclosed in Note 2, the Company issued 60,746,202 common shares in exchange for the issued and outstanding common units and seed round preferred units of GR Unlimited.

19.15	In connection with the Transaction disclosed in Note 2, the Company assigned CAD$369,508 ($279,888) of indebtedness to Novicius Subco which was subsequently converted (the “Debt Conversion”) into 839,790 units of Novicius Subco at CAD$0.44 per unit (the “Debt Conversion Units”). Each Debt Conversion Unit was comprised of one common share of Novicius Subco (a “Debt Conversion Share”) and one Novicius Subco purchase warrant (“Novicius Subco Warrants”). In accordance with the Definitive Agreement, upon close of the Transaction, the Debt Conversion Shares were exchanged for 839,790 common shares of the Company and the 839,790 Novicius Subco Warrants were exchanged, without additional consideration or action, for the same number of warrants of the Company. Of the deemed proceeds of the Debt Conversion Units of $279,888 related to the assigned indebtedness, $200,651 were assigned to the common shares of Novicius Subco and $79,237 were allocated to the Novicius Subco Warrants.

19.16	In connection with the Transaction disclosed in Note 2, Grown Rogue Canada, completed a brokered private placement of 6,193,917 subscription receipts (the “Brokered Subscription Receipts”) for gross proceeds of CAD$2,725,323 ($2,064,377). The Grown Rogue Canada Shares and Grown Rogue Canada Warrants issued upon conversion of the Brokered Subscription Receipts were immediately exchanged, without additional consideration or action, for common shares and warrants of the Company upon close of the Transaction. Of the gross proceeds of $2,064,377, $584,430 was allocated to the Grown Rogue Canada Warrants.

The fair value of the Grown Rogue Canada Warrants of $584,430 was estimated at the grant date based on the Black Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 months

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

In connection with the issuance of the Grown Rogue Canada Units, Grown Rogue Canada paid cash commissions and expenses of $200,567, of which $143,786 was allocated to the Grown Rogue Canada shares and $56,781 was allocated to the Grown Rogue Canada Warrants. Grown Rogue also issued 757,125 Grown Rogue Canada Broker Warrants with each Grown Rogue Canada Broker Warrant entitling the holder to acquire one Grown Rogue Canada Unit at an exercise price of CAD$0.44 per Grown Rogue Canada Unit for a period of 24 months. Of the fair value of the Grown Rogue Canada Broker Warrants of $133,690, $50,508 was allocated to the Grown Rogue Canada shares and $19,871 was allocated to the Grown Rogue Canada Warrants. The remaining $63,311 was expensed as a transaction cost in relation to the Transaction.

19.17	In connection with the Transaction disclosed in Note 2, the Company issued 100,000 common shares to a director of Grown Rogue Canada a payment for services rendered. The fair value of the common shares was estimated to be $33,328.

19.18	In connection with various service agreements, the Company issued 1,035,500 common shares to officers and directors resulting in an aggregate fair value of $255,360.

19.19	In connection with various debt settlement agreements, the Company issued 530,818 common shares to service providers with an aggregate fair value of $121,587. In connection with the debt settlements, the Company incurred a loss on debt settlement of $4,942.